Debt and other financial liabilities - Summary of outstanding short-term and long-term debt (Detail) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 11,585				$ 10,569
Less current maturities of long-term debt	6,466				169
Long-term debt and other financial liabilities	5,119				10,400
Short-term debt, including current maturities of long-term debt	29,931				16,283
Total short-term and long-term debt	35,050				26,683	$ 19,316
Secured Debt
Debt Instrument [Line Items]
Long-term debt	2,231				0
HSBC Mexico, S.A
Debt Instrument [Line Items]
Debt instrument face amount		$ 100,000,000
HSBC Mexico, S.A | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	5,177				4,874
Bank Sabadell I
Debt Instrument [Line Items]
Debt instrument face amount		$ 83,831,941
Bank Sabadell I | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	0				2,109
Banco de Crédito e Inversiones
Debt Instrument [Line Items]
Debt instrument face amount	611			$ 500,000,000
Banco de Crédito e Inversiones | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	251				419
Itaú Unibanco S.A. | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	3,926				$ 3,167
Itaú Unibanco S.A. | Notes Payable To Banks One
Debt Instrument [Line Items]
Debt instrument face amount	3,255		R$ 17,200,000
Itaú Unibanco S.A. | Notes Payable To Banks Two
Debt Instrument [Line Items]
Debt instrument face amount	$ 568		R$ 3,000,000